UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number                                                                                    811-2192

The Dreyfus Third Century Fund, Inc.

(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation

200 Park Avenue

New York, New York  10166

(Address of principal executive offices)        (Zip code)

John Pak, Esq.

200 Park Avenue

New York, New York  10166

(Name and address of agent for service)

Registrant's telephone number, including area code:       (212) 922-6000

Date of fiscal year end:       5/31

Date of reporting period:     2/28/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
The Dreyfus Third Century Fund, Inc.
February 28, 2015 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Banks--3.7%
Comerica	147,750		6,763,995
KeyCorp	215,650		3,004,004
People's United Financial	176,700		2,673,471
			12,441,470
Capital Goods--7.2%
3M	19,600		3,305,540
Caterpillar	43,350		3,593,715
Cummins	12,200		1,735,206
General Electric	86,850		2,257,231
Ingersoll-Rand	47,250		3,174,728
Jacobs Engineering Group	24,600	a	1,090,764
Lockheed Martin	19,500		3,900,975
Parker Hannifin	10,600		1,300,514
Rockwell Automation	7,200		842,688
Snap-on	21,650		3,187,529
			24,388,890
Commercial & Professional Services--1.3%
Pitney Bowes	189,900		4,399,983
Consumer Durables & Apparel--.4%
PVH	13,200		1,406,196
Consumer Services--2.3%
Marriott International, Cl. A	94,400		7,844,640
Diversified Financials--4.9%
American Express	54,850		4,475,211
Franklin Resources	74,700		4,021,101
Northern Trust	24,700		1,724,801
T. Rowe Price Group	74,900		6,186,740
			16,407,853
Energy--7.7%
Baker Hughes	41,150		2,572,287
ConocoPhillips	77,700		5,066,040
Denbury Resources	216,400	b	1,817,760
Hess	15,900		1,193,772
Marathon Petroleum	56,800		5,964,000
National Oilwell Varco	40,200		2,184,870
ONEOK	28,900		1,279,114
Phillips 66	23,500		1,843,810
Spectra Energy	115,450		4,097,320
			26,018,973
Food, Beverage & Tobacco--4.6%
Campbell Soup	37,200	b	1,733,148
Coca-Cola Enterprises	111,350		5,144,370
McCormick & Co.	17,700		1,334,226
Mondelez International, Cl. A	124,100		4,583,634
PepsiCo	27,750		2,746,695
			15,542,073
Health Care Equipment & Services--4.1%
Aetna	20,800		2,070,640
AmerisourceBergen	38,150		3,920,294

Becton Dickinson & Co.	9,600		1,408,512
Cardinal Health	17,200		1,513,428
Cigna	18,150		2,207,585
Edwards Lifesciences	21,900	a	2,913,138
			14,033,597
Household & Personal Products--3.5%
Clorox	43,900		4,769,296
Estee Lauder, Cl. A	44,200		3,654,014
Kimberly-Clark	29,800		3,267,868
			11,691,178
Insurance--2.4%
ACE	17,100		1,949,571
Marsh & McLennan	66,400		3,777,496
Travelers	23,150		2,487,236
			8,214,303
Materials--6.3%
Alcoa	242,700		3,589,533
Ball	91,650		6,572,222
Ecolab	14,450		1,669,553
International Flavors & Fragrances	52,450		6,395,228
Sigma-Aldrich	21,550		2,975,193
			21,201,729
Media--5.8%
DIRECTV	57,400	a	5,085,640
Discovery Communications, Cl. A	69,300	a	2,238,390
Scripps Networks Interactive, Cl.
A	58,800		4,251,240
Time Warner	35,100		2,873,286
Time Warner Cable	20,100		3,096,405
Walt Disney	19,400		2,019,152
			19,564,113
Pharmaceuticals, Biotech & Life Sciences--13.4%
Agilent Technologies	96,400		4,069,044
Allergan	6,950		1,617,543
AstraZeneca, ADR	31,825		2,192,743
Biogen Idec	12,450	a	5,099,396
Bristol-Myers Squibb	38,900		2,369,788
Eli Lilly & Co.	24,850		1,743,724
Gilead Sciences	85,200		8,820,756
Merck & Co.	109,800		6,427,692
PerkinElmer	94,600		4,446,200
Thermo Fisher Scientific	11,400		1,482,000
Waters	39,650	a	4,773,067
Zoetis	50,100		2,309,109
			45,351,062
Retailing--1.6%
Gap	108,450		4,511,520
Staples	55,600		932,134
			5,443,654
Semiconductors & Semiconductor Equipment--2.0%
Applied Materials	155,400		3,892,770
Intel	86,800		2,886,100
			6,778,870
Software & Services--10.8%
Accenture, Cl. A	37,400		3,367,122
Citrix Systems	53,700	a	3,419,348

Computer Sciences		53,000		3,758,760
Google, Cl. A		1,400	a	787,682
Google, Cl. C		1,300	a	725,920
International Business Machines		23,500		3,805,590
Intuit		53,850		5,257,376
Microsoft		121,100		5,310,235
Oracle		50,825		2,227,151
Teradata		113,650	a,b	5,059,698
Xerox		201,600		2,751,840
				36,470,722
Technology Hardware & Equipment--8.7%
Apple		114,575		14,718,304
Cisco Systems		97,625		2,880,914
Corning		203,500		4,965,400
EMC		62,575		1,810,920
Hewlett-Packard		149,650		5,213,806
				29,589,344
Transportation--4.0%
Expeditors International of
Washington		37,000		1,787,100
Norfolk Southern		36,500		3,984,340
Southwest Airlines		181,100		7,830,764
				13,602,204
Utilities--4.6%
Exelon		205,700		6,977,344
NextEra Energy		69,600		7,200,816
PG&E		25,900		1,391,607
				15,569,767
Total Common Stocks
(cost $252,762,975)				335,960,621

Other Investment--.7%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,232,122)		2,232,122	[c]	2,232,122
Investment of Cash Collateral for
Securities Loaned--.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $507,649)		507,649	[c]	507,649
Total Investments (cost $255,502,746)		100.1%		338,700,392
Liabilities, Less Cash and Receivables		(.1%)		(359,753)
Net Assets		100.0%		338,340,639

ADR - American Depository Receipts

a	Non-income producing security.
b	Security, or portion thereof, on loan. At February 28, 2015, the value of the fund's securities on loan was $496,040 and the
	value of the collateral held by the fund was $507,649.
c	Investment in affiliated money market mutual fund.

At February 28, 2015, net unrealized appreciation on investments was $83,197,646 of which $87,672,857 related to appreciated investment securities and $4,475,211 related to depreciated investment securities. At February 28, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	13.4
Software & Services	10.8
Technology Hardware & Equipment	8.7
Energy	7.7
Capital Goods	7.2
Materials	6.3
Media	5.8
Diversified Financials	4.9
Food, Beverage & Tobacco	4.6
Utilities	4.6
Health Care Equipment & Services	4.1
Transportation	4.0
Banks	3.7
Household & Personal Products	3.5
Insurance	2.4
Consumer Services	2.3
Semiconductors & Semiconductor Equipment	2.0
Retailing	1.6
Commercial & Professional Services	1.3
Money Market Investments	.8
Consumer Durables & Apparel	.4
100.1
† Based on net assets.

The following is a summary of the inputs used as of February 28, 2015 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	333,767,878	-	-	333,767,878
Equity Securities - Foreign Common Stocks+	2,192,743	-	-	2,192,743
Mutual Funds	2,739,771	-	-	2,739,771
+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus Third Century Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    April 20, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    April 20, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)